UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-10451

The BlackRock BQT Subsidiary Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
The BlackRock BQT Subsidiary Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	December 31, 2004

Date of reporting period:	June 30, 2004

Item 1. Reports to Shareholders.
The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME                     LIQUIDITY                     EQUITIES                     ALTERNATIVES                     BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Semi-Annual Report

JUNE 30, 2004 (UNAUDITED)

BlackRock Advantage Term Trust (BAT)

BlackRock Investment Quality Term Trust (BQT)

BlackRock Preferred Opportunity Trust (BPP)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

TABLE OF CONTENTS

Letter to Shareholders	1

Trusts’ Summaries	2

Portfolios of Investments	5

Financial Statements

Statements of Assets and Liabilities	15

Statements of Operations	16

Statements of Cash Flows	17

Statements of Changes in Net Assets	18

Financial Highlights	19

Notes to Financial Statements	22

Dividend Reinvestment Plans	29

Additional Information	30

Privacy Principles of the Trusts

     The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

     The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

     June 30, 2004

Dear Shareholder:

     We are pleased to report that during the semi-annual period, the Trusts provided the opportunity to invest in various portfolios of fixed income securities. This report contains the Trusts’ unaudited financial statements and a listing of the portfolios’ holdings.

     The portfolio management team continuously monitors the fixed income markets and adjusts the portfolios in order to gain exposure to various issuers and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

     The following table shows the Trusts’ yields, closing market prices per share and net asset values (“NAV”) per share as of June 30, 2004.

Trust	Yield[1]	Market Price	NAV

BlackRock Advantage Term Trust (BAT)	6.35%	$11.02	$11.11

BlackRock Investment Quality Term Trust (BQT)	0.00	9.76	9.81

BlackRock Preferred Opportunity Trust (BPP)	9.03	22.15	24.83

1Yield is based on market price.

     BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to managing fixed income securities. As of June 30, 2004, BlackRock managed $222 billion in bonds, including 19 open-end and 47 closed-end bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., and its affiliate, BlackRock Financial Management are wholly owned subsidiaries of BlackRock, Inc.

     On behalf of BlackRock, we thank you for your continued confidence and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink Chief Executive Officer BlackRock Advisors, Inc.	Ralph L. Schlosstein President BlackRock Advisors, Inc.

CONSOLIDATED TRUST SUMMARIES (unaudited)
JUNE 30, 2004

BlackRock Advantage Term Trust (BAT)

Trust Information

Symbol on New York Stock Exchange:	BAT

Initial Offering Date:	April 27, 1990

Termination Date (on or shortly before):	December 31, 2005

Closing Market Price as of 6/30/04:	$11.02

Net Asset Value as of 6/30/04:	$11.11

Yield on Closing Market Price as of 6/30/04 ($11.02):[1]	6.35%

Current Monthly Distribution per Share:[2]	$0.058333

Current Annualized Distribution per Share:[2]	$0.699996

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/04	12/31/03	Change	High	Low

Market Price	$11.02	$11.30	(2.48)%	$11.47	$10.97

NAV	$11.11	$11.40	(2.54)%	$11.48	$11.06

The following chart shows the asset composition of the Trust’s long-term investments:

Sector Breakdown

Composition	June 30, 2004	December 31, 2003

Agency Zero Coupon Bonds	73%	72%

Stripped Money Market Instruments	7	7

Taxable Municipal Bonds	5	5

Corporate Bonds	4	4

Agency Multiple Class Mortgage Pass-Throughs	3	4

Principal Only Mortgage-Backed Securities	2	2

Commercial Mortgage-Backed Securities	2	2

U.S. Government and Agency Securities	2	1

Inverse Floating Rate Mortgages	1	1

Interest Only Mortgage-Backed Securities	1	1

Mortgage Pass-Throughs	—	1

CONSOLIDATED TRUST SUMMARIES (unaudited)
JUNE 30, 2004

BlackRock Investment Quality Term Trust (BQT)

Trust Information

Symbol on New York Stock Exchange:	BQT

Initial Offering Date:	April 21, 1992

Termination date (on or about):	December 31, 2004

Closing Market Price as of 6/30/04:	$9.76

Net Asset Value as of 6/30/04:	$9.81

Yield on Closing Market Price as of 6/30/04 ($9.76):[1]	0.00%

Current Monthly Distribution per Share:	$0.00

Current Annualized Distribution per Share:	$0.00

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/04	12/31/03	Change	High	Low

Market Price	$9.76	$9.62	1.46%	$9.78	$9.59

NAV	$9.81	$9.65	1.66%	$9.83	$9.61

The following chart shows the asset composition of the Trust’s long-term investments:

Sector Breakdown

Composition	June 30, 2004	December 31, 2003

Agency Multiple Class Mortgage Pass-Throughs	41%	34%

Corporate Bonds	20	16

U.S. Government and Agency Securities	13	13

Stripped Money Market Instruments	13	10

Non-Agency Multiple Class Mortgage Pass-Throughs	3	11

Mortgage Pass-Throughs	2	3

Commercial Mortgage-Backed Securities	2	2

Foreign Government Bonds	2	1

Taxable Municipal Bonds	2	6

Federal Housing Administration	1	1

Interest-Only Mortgage-Backed Securities	1	2

Inverse Floating Rate Mortgages	—	1

TRUST SUMMARIES (unaudited)
JUNE 30, 2004

BlackRock Preferred Opportunity Trust (BPP)

Trust Information

Symbol on New York Stock Exchange:	BPP

Initial Offering Date:	February 28, 2003

Closing Market Price as of 6/30/04:	$22.15

Net Asset Value as of 6/30/04:	$24.83

Yield on Closing Market Price as of 6/30/04 ($22.15):[1]	9.03%

Current Monthly Distribution per Share:[2]	$0.166667

Current Annualized Distribution per Share:[2]	$2.000004

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	6/30/04	12/31/03	Change	High	Low

Market Price	$22.15	$24.83	(10.79)%	$25.50	$21.25

NAV	$24.83	$25.58	(2.93)%	$26.48	$24.18

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Composition	June 30, 2004	December 31, 2003

Finance & Banking	64%	63%

Energy	11	13

Real Estate	10	9

Telecommunications	2	2

Consumer Products	2	2

Media	2	2

Transportation	1	1

Conglomerates	1	1

Automotive	1	1

Other	6	6

Credit Breakdown1

Credit Rating	June 30, 2004	December 31, 2003

AAA/Aaa	1%	1%

AA/Aa	16	16

A	29	32

BBB/Baa	35	30

BB/Ba	7	8

B	11	12

CCC	1	—

Not Rated	—	1

1 Using the higher of Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”) rating.

CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2004

BlackRock Advantage Term Trust (BAT)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—123.9%
			Mortgage Pass-Throughs—0.5%
			Federal Home Loan Mortgage Corp.,
	$168		6.50%, 8/01/25 - 10/01/25	$176,405
	4		9.50%, 1/01/05	4,291
	1		Federal National Mortgage Assoc., 9.50%, 7/01/20	1,390
	349		Government National Mortgage Assoc., 8.00%, 1/15/26 - 7/15/27	383,053

			Total Mortgage Pass-Throughs	565,139

			Agency Multiple Class Mortgage Pass-Throughs—3.9%
	3,837		Federal Home Loan Mortgage Corp., Ser. 2778, Class CZ, 5.00%, 11/15/33	3,841,070
			Federal National Mortgage Assoc.,
	68		Ser. 10, Class V, 7.00%, 7/25/13	67,810
	157		Ser. 43, Class E, 7.50%, 4/25/22	162,873

			Total Agency Multiple Class Mortgage Pass-Throughs	4,071,753

			Inverse Floating Rate Mortgages—0.7%
			Federal Home Loan Mortgage Corp.,
	240	[2]	Ser. 1621, Class SH, 12.14%, 11/15/22	247,205
	41	[2]	Ser. 2713, Class SJ, 13.093%, 12/15/33	40,815
	406	[2]	Federal National Mortgage Assoc., Ser. 190, Class S, 22.197%, 11/25/07	482,526

			Total Inverse Floating Rate Mortgages	770,546

			Interest Only Mortgage-Backed Securities—0.7%
			Federal Home Loan Mortgage Corp.,
	150		Ser. 1543, Class VU, 4/15/23	24,469
	252		Ser. 1588, Class PM, 9/15/22	12,721
	5,175		Ser. 2543, Class IJ, 10/15/12	364,604
	2,717		Ser. 2620, Class WI, 4/15/33	237,801
			Federal National Mortgage Assoc.,
	234		Ser. 188, Class VA, 3/25/13	8,240
	576		Ser. 194, Class PV, 6/25/08	22,908
	193		Ser. 223, Class PT, 10/25/23	17,339

			Total Interest Only Mortgage-Backed Securities	688,082

			Principal Only Mortgage-Backed Securities—2.1%
AAA	12		Collateralized Mortgage Obligation Trust, Ser. 29, Class A, 5/23/17	10,369
			Federal National Mortgage Assoc.,
	1,444		Ser. 193, Class E, 9/25/23	1,054,194
	1,406		Ser. 225, Class ME, 11/25/23	1,180,435

			Total Principal Only Mortgage-Backed Securities	2,244,998

			Commercial Mortgage-Backed Securities—2.0%
AAA	2,000	[3]	New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11	2,146,565

			Asset-Backed Securities—0.0%
NR	397	[2,3,4,5]	Global Rated Eligible Asset Trust, Ser. A, Class A1, 7.33%, 9/15/07	7,937
NR	850	[2,4,5]	Structured Mortgage Asset Residential Trust, Ser. 3, 8.724%, 4/15/06	8,497

			Total Asset-Backed Securities	16,434

			U.S. Government and Agency Zero Coupon Bonds—90.0%
	12,407		Aid to Israel, 2/15/05 - 8/15/05	12,175,611
	11,026		Financing Corp. (FICO) Strips, 12/06/05	10,614,664
			Government Trust Certificates,
	5,220		Israel, Ser. 2F, 5/15/05	5,116,910
	13,760		Turkey, Ser. T-1, 5/15/05	13,488,254
	22,926	[6]	Resolution Funding Corp., 7/15/05	22,448,680
	6,216		Tennessee Valley Authority, 11/01/05	5,999,870
			U.S. Treasury Strips,
	18,000	[6]	8/15/05	17,567,316
	8,000		11/15/05	7,747,592

			Total U.S. Government and Agency Zero Coupon Bonds	95,158,897

See Notes to Financial Statements.

BlackRock Advantage Term Trust (BAT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Corporate Bonds—5.4%
			Energy—1.0%
BBB+	$1,000	[3]	Israel Electric Corp., Ltd., 7.25%, 12/15/06 (Israel)	$1,070,560

			Finance & Banking—2.0%
AA+	950		Citigroup, Inc., 5.75%, 5/10/06	995,325
NR	1,104	[3]	Equitable Life Assurance Society, zero coupon, 12/01/04 - 12/01/05	1,053,425

				2,048,750

			Telecommunications—1.0%
A	1,000		Alltel Corp., 7.50%, 3/01/06	1,070,010

			Transportation—1.4%
NR	1,506		Union Pacific Corp., zero coupon, 11/01/04 - 5/01/05	1,467,074

			Total Corporate Bonds	5,656,394

			U.S. Government and Agency Securities—2.8%
	372		Small Business Investment Companies, Ser. P10A, Class 1, 6.12%, 2/01/08	390,729
			U.S. Treasury Notes,
	1,450	[6]	3.50%, 11/15/06	1,468,748
	1,150	[6]	4.00%, 2/15/14	1,095,916

			Total U.S. Government and Agency Securities	2,955,393

			Taxable Municipal Bonds—6.4%
AAA	1,000		Alameda Cnty. California Pension Oblig., zero coupon, 12/01/05	957,770
AAA	1,000		Alaska Energy Auth., zero coupon, 7/01/05	982,770
Aaa	1,100		Kern Cnty. California Pension Oblig., zero coupon, 8/15/04 - 8/15/05	1,064,596
			Long Beach California Pension Oblig.,
NR	1,102		zero coupon, 9/01/04 - 9/01/05	1,065,072
AAA	500		7.09%, 9/01/09	564,571
			Los Angeles Cnty. California Pension Oblig.,
Aaa	68		zero coupon, 12/31/04 - 6/30/05	66,346
Aaa	1,000		6.77%, 6/30/05	970,110
AAA	1,000		8.62%, 6/30/06	1,109,474

			Total Taxable Municipal Bonds	6,780,709

			Stripped Money Market Instruments—9.4%
NR	10,000		Vanguard Prime Money Market Portfolio, 12/31/04	9,899,000

			Total Investments—123.9% (cost $121,453,485)	130,953,910
			Liabilities in excess of other assets—(23.9)%	(25,244,071)

			Net Assets—100%	$105,709,839

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Security interest rate is as of June 30, 2004.

3 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2004, the Trust held 4.0% of its net assets, with a current market value of $4,278,487, in securities restricted as to resale.

4 Security is fair valued.

5 Illiquid securities representing 0.02% of net assets.

6 Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.

Details of open reverse repurchase agreements are disclosed in Note 4 in the Notes to Financial Statements.

See Notes to Financial Statements.

CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2004

BlackRock Investment Quality Term Trust (BQT)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—85.2%
			Mortgage Pass-Throughs—2.1%
			Federal Home Loan Mortgage Corp.,
	$1,391		6.50%, 9/01/25 - 6/01/29	$1,453,537
	919		7.00%, 12/01/28	973,310
	5,018	[2]	Federal National Mortgage Assoc., 6.50%, 8/01/28 - 6/01/29	5,238,568

			Total Mortgage Pass-Throughs	7,665,415

			Federal Housing Administration—1.1%
	941		GMAC Colonial Project, 7.40%, 12/01/22	977,375
	2,480		GMAC Project, 7.43%, 2/01/21	2,579,341
	407		USGI Project, 7.43%, 10/01/23	422,717

			Total Federal Housing Administration	3,979,433

			Agency Multiple Class Mortgage Pass-Throughs—34.6%
			Federal Home Loan Mortgage Corp.,
	1,071		Ser. 2367, Class AJ, 5.71%, 11/15/29	1,082,051
	36		Ser. 2396, Class PX, 6.00%, 6/15/27	35,973
	34		Ser. 2450, Class GA, 6.25%, 10/15/22	34,024
	1,751		Ser. 2450, Class PY, 6.00%, 9/15/17	1,750,595
	12,208	[2]	Ser. 2581, Class PK, 4.00%, 5/15/10	12,274,084
	5,483		Ser. 2668, Class AC, 4.00%, 12/15/05	5,508,339
	362		Ser. 2707, Class ZJ, 5.00%, 11/15/23	361,426
	634		Ser. 2718, Class ZB, 5.00%, 11/15/31	632,585
	2,594		Ser. 2721, Class Z, 5.00%, 12/15/23	2,589,110
	1,408		Ser. 2724, Class AZ, 5.00%, 12/15/23	1,409,728
	4,180		Ser. 2739, Class Z, 5.00%, 6/15/33	4,204,593
	484		Ser. 2743, Class PZ, 4.50%, 2/15/19	483,090
	10,041		Ser. 2750, Class ZL, 5.00%, 11/15/32	10,121,656
	2,063		Ser. 2756, Class ZM, 5.00%, 2/15/24	2,065,724
	3,497		Ser. 2764, Class ZA, 5.00%, 10/15/32	3,510,300
	3,703		Ser. 2769, Class ZA, 5.00%, 9/15/32	3,718,147
	5,875		Ser. 2802, Class ZN, 5.00%, 5/15/19	5,878,580
			Federal National Mortgage Assoc.,
	32,380	[2]	Ser. 23, Class PK, 4.00%, 3/25/10	32,525,115
	14,272		Ser. 31, Class ZF, 4.50%, 5/25/19	14,306,768
	662		Ser. 43, Class E, 7.50%, 4/25/22	688,141
	774		Ser. 47, Class PX, 5.50%, 6/25/34	778,805
	14,609		Ser. 48, Class ZH, 5.00%, 6/25/19	14,654,492
	1,018		Ser. 62, Class VE, 6.00%, 1/25/11	1,028,394
	1,000		Ser. 76, Class CM, 4.50%, 8/25/22	1,010,030
	703		Ser. 111, Class LZ, 5.50%, 9/25/33	703,864
	2,881		Ser. 122, Class ZC, 4.50%, 12/25/18	2,881,797
	566		Government National Mortgage Assoc., Ser. 13, Class KB, 6.00%, 8/16/29	567,155

			Total Agency Multiple Class Mortgage Pass-Throughs	124,804,566

			Non-Agency Multiple Class Mortgage Pass-Throughs—2.9%
			Countrywide Home Loans, Inc.,
AAA	404		Ser. 21, Class A2, 5.75%, 11/25/17	405,214
AAA	7,883		Ser. 25, Class 1A3, 6.125%, 1/25/32	7,925,732
AAA	78		First Horizon Asset Securities Inc., Ser. 7, Class 2A1, 5.25%, 12/25/17	78,384
AAA	2,087		Residential Funding Mortgage Securities I, Inc., Ser. S29, Class A10, 6.00%, 12/26/31	2,084,461

			Total Non-Agency Multiple Class Mortgage Pass-Throughs	10,493,791

			Inverse Floating Rate Mortgages—0.2%
	135	[3]	Federal Home Loan Mortgage Corp., Ser. 1563, Class SA, 14.621%, 8/15/08	135,344
			Federal National Mortgage Assoc.,
	264	[3]	Ser. 35, Class SK, 15.18% 5/25/33	266,159
	224	[3]	Ser. 143, Class SC, 5.94%, 8/25/23	225,003

			Total Inverse Floating Rate Mortgages	626,506

See Notes to Financial Statements.

BlackRock Investment Quality Term Trust (BQT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Interest Only Mortgage-Backed Securities—0.7%
	$3,748		Credit Suisse First Boston Mortgage Securities Corp., Ser. S15, Class 2AIO, 7/25/04	$36,310
			Federal Home Loan Mortgage Corp.,
	20,100		Ser. 2644, Class IA, 9/15/10	534,258
	20,125		Ser. 2645, Class MI, 5/15/18	1,122,580
			Federal National Mortgage Assoc.,
	1,702		Ser. 24, Class SE, 3/25/09	291,820
	3,802		Ser. 37, Class SD, 10/25/22	89,444
	80		Ser. 42, Class SO, 3/25/23	452
	73		Ser. 81, Class S, 12/18/04	155
	22,174		GMAC Mortgage Corp. Loan Trust, Ser. HE2, Class AIO, 6/25/27	252,118
	20,000		Impac Secured Assets Corp., Ser. 1, Class AIO, 7/25/04	2,076
	19,315		Residential Asset Mortgage Products, Inc., Ser. RS2, Class AIIO, 9/25/04	101,208
	16,250		Residential Funding Mortgage Securities II, Inc., Ser. HI2, Class AIO, 9/25/04	172,413

			Total Interest Only Mortgage-Backed Securities	2,602,834

			Commercial Mortgage-Backed Securities—1.5%
AAA	5,000	[4]	New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11	5,366,412

			Asset-Backed Securities—0.0%
NR	2,539	[3,4,5,6]	Global Rated Eligible Asset Trust, Ser. A, Class A1, 7.33%, 9/15/07	50,788
			Structured Mortgage Asset Residential Trust,
NR	3,833	[3,5,6]	Ser. 2, 8.24%, 3/15/06	38,329
NR	4,249	[3,5,6]	Ser. 3, 8.724%, 4/15/06	42,485

			Total Asset-Backed Securities	131,602

			Corporate Bonds—16.8%
			Building & Development—1.4%
BBB+	5,000		Pulte Corp., 8.375%, 8/15/04	5,032,750

			Consumer Products—0.6%
BBB+	2,000		General Mills, Inc., 8.75%, 9/15/04	2,026,880

			Energy—1.2%
BBB-	480		FirstEnegy Corp., Ser. A, 5.50%, 11/15/06	496,358
BBB+	3,500	[4]	Israel Electric Corp., Ltd., 7.25%, 12/15/06, (Israel)	3,746,960

				4,243,318

			Finance & Banking—5.6%
Aa2	2,500		Bank of America Corp., 7.875%, 5/16/05	2,612,350
AA+	1,850		Citigroup, Inc., 5.75%, 5/10/06	1,938,264
Aa2	3,000	[4]	Den Danske Bank, 7.25%, 6/15/05, (Denmark)	3,134,037
A3	4,000		Ford Motor Credit Co., 6.70%, 7/16/04	4,005,560
AA-	4,000		Merrill Lynch & Co., Inc., 6.00%, 11/15/04	4,059,160
AA+	2,000		UBS PaineWebber Group, Inc., 8.875%, 3/15/05	2,080,060
A-	2,500		Xtra, Inc., 7.22%, 7/31/04	2,507,400

				20,336,831

			Forest Products—1.4%
BBB	1,100		International Paper Co., 8.125%, 6/15/24	1,141,514
BBB	4,000		Westvaco Corp., 6.85%, 11/15/04	4,059,880

				5,201,394

			Retailers—0.8%
BBB+	2,679		May Department Stores Co., 8.375%, 8/01/24	2,798,698

			Telecommunications—0.6%
A	2,000		Alltel Corp., 7.50%, 3/01/06	2,140,020

			Other—5.2%
A3	17,840	[3,4]	Targeted Return Index Securities Trust, Ser. 5, 5.892%, 1/25/07	18,705,061

			Total Corporate Bonds	60,484,952

			U.S. Government and Agency Securities—11.5%
			Small Business Administration,
	849		Ser. 20F, 7.55%, 6/01/16	921,300
	789		Ser. 20G, 7.70%, 7/01/16	858,042
	2,372		Ser. 20K-1, 6.95%, 11/01/16	2,543,258
	637		Small Business Investment Companies, Ser. P10A, Class 1, 6.12%, 2/01/08	669,057

See Notes to Financial Statements.

BlackRock Investment Quality Term Trust (BQT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			U.S. Government and Agency Securities—(cont’d)
	$1,000		U.S. Treasury Bonds, 5.375%, 2/15/31	$1,008,590
			U.S. Treasury Notes,
	870		5.875%, 11/15/04	883,729
	4,950		6.00%, 8/15/04	4,979,002
	30,000	[2]	U.S. Treasury Notes Strip, zero coupon, 11/15/04	29,829,000

			Total U.S. Government and Agency Securities	41,691,978

			Taxable Municipal Bonds—1.4%
AAA	4,000		Los Angeles Cnty. California Pension Oblig., 6.77%, 6/30/05	4,158,480
AA-	1,000		New York St. Envir. Facs. Corp., Svc. Contract Rev., 6.95%, 9/15/04	1,009,700

			Total Taxable Municipal Bonds	5,168,180

			Foreign Government Bonds—1.4%
AA-	5,000	[2]	Quebec Province, 8.625%, 1/19/05, (Canada)	5,172,943

			Stripped Money Market Instruments—11.0%
NR	40,000		Vanguard Prime Money Market Portfolio 12/31/04	39,595,979

			Total Long-Term Investments (cost $291,996,179)	307,784,591

			SHORT-TERM INVESTMENTS—32.7%
			U.S. Government and Agency Securities—32.7%
			Federal Home Loan Bank,
	25,000	[7]	1.10%, 7/02/04	24,999,236
	10,000	[7]	1.135%, 7/14/04	9,995,901
	50,000	[7]	1.185%, 7/21/04	49,967,083
	23,100	[7]	1.25%, 7/01/04	23,100,000
	10,000	[7]	Federal National Mortgage Assoc., 1.03%, 7/21/04	9,994,279

			Total Short-Term Investments (cost $118,056,499)	118,056,499

			Total investments—117.9% (cost $410,052,678)	425,841,090
			Liabilities in excess of other assets—(17.9)%	(64,686,641)

			Net Assets—100%	$361,154,449

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.

3 Security interest rate is as of June 30, 2004.

4 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2004, the Trust held 8.6% of its net assets, with a current market value of $31,003,258, in securities restricted as to resale.

5 Security is fair valued.

6 Illiquid securities representing 0.04% of net assets.

7 For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

Details of open reverse repurchase agreements are disclosed in Note 4 in the Notes to Financial Statements.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
JUNE 30, 2004

BlackRock Preferred Opportunity Trust (BPP)

Rating[1]	Shares		Description	Value

			LONG-TERM INVESTMENTS—144.2%
			Preferred Securities—53.1%
			Automotive—0.2%
Baa1	34,000		General Motors Corp	$840,480

			Consumer Products—0.4%
BBB-	20,000	[2]	Dairy Farmers of America Inc	2,081,250

			Energy—6.6%
A-	169,000		Alabama Power Co	4,225,000
A-	45,200		Apache Corp., Ser. B	4,781,313
BBB+	900		Central Maine Power Co	56,475
B+	60,000	[2]	Chesapeake Energy Corp	4,714,080
BB+	5,000		Devon Energy Corp., Ser. A	504,500
B-	115,000		Hanover Compressor Capital Trust	5,504,475
A+	135,000		Mississippi Power Company	3,172,500
BBB-	275,000		Nexen Inc., (Canada)	7,020,750

				29,979,093

			Finance & Banking—30.7%
A3	600	[2]	ABN Amro NA Inc	650,400
BBB+	253,100		AOL Time Warner Inc., Ser. A-1 (CABCO)	6,327,500
A2	131,000	[2]	Banco Santander Central Hispano SA (Spain)	3,046,012
A2	30,000	[2]	Banesto Hldgs. Ltd., Ser. A (United Kingdom)	930,000
A3	100,000		Bear Stearns Cos. Inc., The, Ser. E	5,015,000
B+	60,000		Chevy Chase Preferred Capital Corp., Ser. A	3,474,000
A3	23,600		Citigroup Capital I (CABCO)	559,320
Aa2	40,000		Citigroup Capital X	908,000
AA	74,300		Citigroup Inc., Ser. H	3,819,763
BB	80,000		Colonial Capital Trust IV	2,072,000
			Credit Suisse First Boston (SATURNS),
Aa3	12,300		Ser. 10	303,656
Aa3	11,100		Ser. 13	252,969
Baa1	137,500		Everest Re Capital Trust	3,587,898
AA	15,000		Financial Security Assurance Holdings Ltd	328,776
BBB-	277,200		First Republic Bank	6,541,920
BBB-	120,000		First Republic Preferred Capital Corp	2,832,000
Aa3	85,000		Fleet Capital Trust VII	2,150,500
Aa3	26,100		Fleet Capital Trust VIII	660,591
Aa3	42,000		Goldman Sachs Group	934,500
A-	637,037		ING Groep NV (Netherlands)	16,183,652
A1	80,000		JP Morgan Chase Capital XII	1,840,000
A3	117,200		Keycorp Capital V	2,541,775
A2	20,000		Lehman Brothers Holdings Capital Trust IV, Ser. L	462,400
			Lehman Brothers Holdings Inc.,
A3	106,100		Ser. D	5,305,000
A3	445,000		Ser. F	11,430,938
A1	20,000		Merrill Lynch Preferred Capital Trust III	500,000
A1	86,900		Merrill Lynch Preferred Capital Trust V	2,208,129
A1	337,000		Morgan Stanley Capital Trust III	7,663,380
A	209,400		Partnerre Ltd., Ser. C (Bermuda)	4,975,344
BBB	79,385		Phoenix Cos Inc., The	1,944,933
BBB+	18,400		PLC Capital Trust IV	463,496
			Renaissancere Holdings Ltd,
BBB+	271,725		Ser. B (Bermuda)	6,847,470
BBB+	240,000		Ser. C	5,232,000
BBB-	20		Roslyn Real Estate Asset Corp., Ser. C	2,000,000
Baa2	56,500		Safeco Capital Trust I (CORTS)	1,568,085
Baa2	23,600		Safeco Capital Trust I (SATURNS)	603,580
A-	5,000		SLM Corp., Ser. A	266,563
BBB-	103,439		Structured Repackaged Asset-Backed Trust Securities	2,191,614

See Notes to Financial Statements.

BlackRock Preferred Opportunity Trust (BPP) (continued)

Rating[1]	Shares		Description	Value

			Finance & Banking—(cont’d)
A2	60	[2]	Union Planters Preferred Funding Corp	$6,300,000
BBB	11,100		Valero Energy Corp. (PPLUS)	282,703
A2	271,200		Wachovia Preferred Funding Corp., Ser. A	7,186,800
Baa1	5,200		Washington Mutual Capital I (CORTS)	130,650
BBB+	13,500		XL Capital Ltd., Ser. A (Cayman Islands)	355,725
Baa1	143,865		Zions Capital Trust	3,758,473
Baa2	2,000	[2]	Zurich Regcaps Funding Trust II	2,060,000
Baa2	1,000	[2]	Zurich Regcaps Funding Trust IV	935,000

				139,632,515

			Media—1.1%
BBB-	110,000		Comcast Corp	4,818,000

			Real Estate—12.0%
			AMB Property Corp.,
BBB	80,000		Ser. L	1,857,504
BBB	170,000		Ser. M	3,910,000
BBB-	225,000		BRE Properties, Ser. C	5,118,750
BBB-	120,000		Developers Diversified Reality Co	2,895,000
			Duke Realty Corp.,
BBB	90,000		Ser. J	2,061,000
BBB	150,000		Ser. K	3,375,000
BBB	100,000		Equity Residential, Ser. N	2,231,250
BBB+	255,000		Kimco Realty Corp., Ser. F	6,231,563
BBB+	255,200		NB Capital Corp	6,808,736
BBB	324,000		Regency Centers Corp	8,262,000
Aa3	30	[2]	Sun Trust Real Estate Investment Corp	3,710,853
A-	320,000		Weingarten Realty Investors, Ser. D	7,952,000

				54,413,656

			Telecommunications—2.1%
BBB+	8,000	[2]	Centaur Funding Corp. (Cayman Islands)	9,696,000

			Total Preferred Securities	241,460,994

	Principal
	Amount
	(000)

			Trust Preferred Securities—54.8%
			Energy—4.0%
BBB	$10,000		ComEd Financing III, 6.35%, 3/15/33	9,599,600
BB+	3,000		HL&P Capital Trust II, Ser. B, 8.257%, 2/01/37	2,915,160
Baa3	2,420		K N Capital Trust III, 7.63%, 4/15/28	2,561,822
Ba1	3,000		Puget Sound Energy Capital Trust I, Ser. B, 8.231%, 6/01/27	3,086,400

				18,162,982

			Finance & Banking—47.0%
A2	12,000		Abbey National Capital Trust I, 8.963%, 12/29/49	15,106,800
Baa1	11,000		ACE Capital Trust II, 9.70%, 4/01/30	14,463,218
B	3,000		AFC Capital Trust I, Ser. B, 8.207%, 2/03/27	2,880,000
A-	6,000	[2]	AgFirst Farm Credit Bank, 7.30%, 10/14/49	5,991,720
A2	5,000	[2]	Anz Capital Trust I, 5.36%, 12/29/49	4,783,115
BBB	6,000		Aon Capital A, 8.205%, 1/01/27	6,571,500
BBB	5,000		Astoria Capital Trust 1, Ser. B, 9.75%, 11/01/29	5,758,650
A-	9,774		AXA SA, 7.10%, 5/29/49 (France)	9,842,014
A1	4,600		Bank One Capital III, 8.75%, 9/01/30	5,834,640
AA-	3,557		BNP Paribas Capital Trust V, 7.20%, 12/31/49	3,597,194
A1	2,623		Chase Capital I, Ser. A, 7.67%, 12/01/26	2,754,633
BBB-	1,100		Colonial Capital II, Ser. A, 8.92%, 1/15/27	1,174,371
AA-	3,000		Credit Agricole Preferred Fund Trust II, 7.00%, 8/29/49 (Luxembourg)	2,970,000
Aa3	3,000	[2]	Danske Bank A/S, 5.914%, 12/29/49 (Denmark)	3,033,720
A+	4,500	[2]	Deutsche Bank Capital Funding, 7.872%, 12/29/49	5,109,750
A3	3,000	[2]	Dresdner Funding Trust I, 8.151%, 6/30/31	3,312,240
Baa2	1,100		FCB/NC Capital Trust I, 8.05%, 3/01/28	1,113,365

See Notes to Financial Statements.

BlackRock Preferred Opportunity Trust (BPP) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Finance & Banking—(cont’d)
Baa2	$11,500	[2]	First Midwest Capital Trust I, 6.95%, 12/01/33	$11,498,850
Baa2	5,000		Greenpoint Capital Trust I, 9.10%, 6/01/27	5,680,100
AA-	5,000		HBOS Capital Funding LP, 6.85%, 3/29/49 (United Kingdom)	4,956,250
A1	11,000	[2]	HSBC Capital Funding LP, 10.176%, 12/29/49 (United Kingdom)	15,319,205
BBB-	1,400		HUBCO Capital Trust I, Ser. B, 8.98%, 2/01/27	1,533,756
BBB-	3,000		HUBCO Capital Trust II, Ser. B, 7.65%, 6/15/28	3,032,700
BBB+	3,000	[2]	HVB Funding Trust, 8.741%, 6/30/31	3,472,680
A1	769		JPM Capital Trust I, 7.54%, 1/15/27	814,440
A1	1,000		JPM Capital Trust II, 7.95%, 2/01/27	1,075,483
BBB-	5,000	[2]	Kingsway America Inc., 7.50%, 2/01/14	4,874,800
Ba1	1,145		Markel Capital Trust I, Ser. B, 8.71%, 1/01/46	1,183,953
Aa3	1		Morgan Stanley, zero coupon, 3/01/33 (PPLUS)	32,744
A3	3,000		North Fork Capital Trust II, 8.00%, 12/15/27	3,232,500
BBB+	5,000		Old Mutual Capital Funding, 8.00%, 5/29/49	4,947,205
BB+	3,000		Provident Financing Trust I, 7.405%, 3/15/38	2,520,000
AA-	13,000		RBS Capital Trust, 6.80%, 12/31/49 (United Kingdom)	12,861,738
BBB+	4,000		Safeco Capital Trust I, 8.072%, 7/15/37	4,370,480
A+	7,500	[2]	Sun Life of Canada US Capital Trust I, 8.526%, 5/29/49	8,323,500
AA-	11,237		Swedish Export Credit Corp., 5.40%, 6/27/33 (Sweden)	9,688,464
A+	7,270		Transamerica Capital III, 7.625%, 11/15/37	7,653,929
BBB-	5,000	[2]	Webster Capital Trust I, 9.36%, 1/29/27	5,506,650
A-	6,000	[2]	Zurich Capital Trust I, 8.376%, 6/01/37	6,556,260

				213,432,617

			Real Estate—2.5%
BB+	8,000	[2]	Sovereign Real Estate Investor Corp., 12.00%, 8/29/49	11,256,000

			Telecommunications—1.3%
BBB-	5,000		TCI Communications Financing III, 9.65%, 3/31/27	5,927,550

			Total Trust Preferred Securities	248,779,149

			Corporate Bonds—35.5%
			Automotive—1.4%
B+	3,000		Dura Operating Corp., Ser. B, 8.625%, 4/15/12	3,060,000
B-	2,850		Rexnord Corp., 10.125%, 12/15/12	3,135,000

				6,195,000

			Building & Development—0.5%
B	2,200		Collins & Aikman Floorcovering, Ser. B, 9.75%, 2/15/10	2,233,000

			Chemical—0.7%
B+	3,000		Lyondell Chemical Co., 11.125%, 7/15/12	3,322,500

			Conglomerates—1.8%
BBB	8,000		Tyco Intl. Group SA, 5.80%, 8/01/06 (Luxembourg)	8,343,184

			Consumer Products—2.3%
BB+	8,000		Delhaize America Inc., 8.125%, 4/15/11	8,717,520
BB+	1,700		JC Penney Corp. Inc., 8.25%, 8/15/22	1,768,000

				10,485,520

			Containers & Glass—0.7%
B+	3,000		Crown European Holdings SA, 9.50%, 3/01/11 (France)	3,292,500

			Ecological Services & Equipment—0.7%
B+	3,000		Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09	3,172,500

			Electronics—0.8%
B+	3,000		Stoneridge, Inc., 11.50%, 5/01/12	3,495,000

			Energy—5.7%
B	3,000		AES Corp., 8.875%, 2/15/11	3,105,000
Baa2	5,450		Dominion Resources Capital Trust III, 8.40%, 1/15/31	6,288,101
B	3,000		Dresser, Inc., 9.375%, 4/15/11	3,210,000
B	2,250	[2]	Dynegy Holdings Inc., 10.125%, 7/15/13	2,438,438
A-	780		EnCana Corp., 7.20%, 11/01/31 (Canada)	861,705
B2	2,950		Orion Power Holdings, Inc., 12.00%, 5/01/10	3,599,000
BBB-	4,000		Pioneer Natural Resources Co., 7.20%, 1/15/28	4,247,920
B+	2,000		Williams Cos, Inc., 8.125%, 3/15/12	2,130,000

				25,880,164

			See Notes to Financial Statements.

BlackRock Preferred Opportunity Trust (BPP) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Finance & Banking—14.8%
AA+	$13,000	[2,3]	American General Institute Capital A, 7.57%, 12/01/45	$15,042,560
Aa3	14,000	[2]	Barclays Bank PLC, 6.86%, 9/29/49 (United Kingdom)	14,470,960
BB	1,000		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,090,000
BB	5,000		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	4,775,000
A3	5,000		Ford Motor Credit Co., 6.50%, 1/25/07	5,258,350
A1	8,000		Goldman Sachs Group, Inc., 6.345%, 2/15/34	7,514,960
AA	7,399		Lloyds Bank Ltd., 6.90%, 11/22/49	7,458,158
BB	1,842		Midland Funding Corp. II, Ser. A, 11.75%, 7/23/05	1,897,310
A	3,000		Prudential, 6.50%, 6/29/49	2,790,000
Baal	2,500		Resparcs Funding LP, 8.00%, 12/30/49 (United Kingdom)	2,496,250
AAA	4,486		Structured Asset Receivable Trust, 1.649%, 10/21/04	4,485,977

				67,279,525

			Forest Products—0.3%
B	1,500		Caraustar Industries, Inc., 9.875%, 4/01/11	1,488,750

			Health Care—0.7%
B-	3,000		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	3,232,500

			Industrials—0.7%
BB-	3,000		Mail-Well I Corp., 9.625%, 3/15/12	3,240,000

			Leisure—0.2%
B-	1,000	[2]	Lazy Days RV Center Inc., 11.75%, 5/15/12	1,050,000

			Media—1.6%
B	3,000		Dex Media East LLC, 12.125%, 11/15/12	3,502,500
B1	696		PEI Holdings Inc., 11.00%, 3/15/10	805,620
CCC+	3,000		WRC Media, Inc., 12.75%, 11/15/09	2,730,000

				7,038,120

			Real Estate—0.4%
Ba3	1,603		HMH Properties, Inc., Ser. B, 7.875%, 8/01/08	1,647,083

			Transportation—2.2%
B3	1,891		Dunlop Standard Aerospace Holdings PLC, 11.875%, 5/15/09 (United Kingdom)	2,009,188
B+	3,000		Hornbeck Offshore Services, Inc., 10.625%, 8/01/08	3,270,000
B	2,500		Railamerica Transportation Corp., 12.875%, 8/15/10	2,862,500
B	1,910		Sea Containers Ltd., 10.50%, 5/15/12 (Bermuda)	1,881,350

				10,023,038

			Total Corporate Bonds	161,418,384

			U.S. Government and Agency Securities—0.1%
	670	[3]	U.S. Treasury Notes, 4.00%, 2/15/14	638,483

			Foreign Government Bonds—0.7%
Baa2	3,000		United Mexican States, 8.00%, 9/24/22	3,114,000

			Total Long-Term Investments (cost $645,943,157)	655,411,010

			SHORT-TERM INVESTMENTS—3.3%
			U.S. Government and Agency Securities—3.3%
	10,000	[4]	Federal Home Loan Bank, 1.10%, 7/02/04	9,999,694
	5,000	[4]	Federal National Mortgage Assoc., 1.03%, 7/21/04	4,997,139

			Total Short-Term Investments (cost $14,996,833)	14,996,833

			Total investments before investments sold short (cost $660,939,990)	670,407,843

See Notes to Financial Statements.

BlackRock Preferred Opportunity Trust (BPP) (continued)

Principal
Amount
(000)	Description	Value

	INVESTMENTS SOLD SHORT—(7.3%)
$(22,990)	U.S. Treasury Bonds, 5.375%, 2/15/31	$(23,187,484)
	U.S. Treasury Notes,
(6,500)	4.25%, 11/15/13	(5,256,576)
(6,500)	4.75%, 5/15/14	(5,052,344)

	Total Investments Sold Short (proceeds $34,365,786)	(33,496,404)

	Total investments, net of investments sold short — 140.2%	636,911,439
	Other assets in excess of liabilities—8.4%	38,369,954
	Preferred shares at redemption value, including dividends payable—(48.6%)	(220,839,235)

	Net Assets—100%	$454,442,158

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2004, the Trust held 34.4% of its net assets, with a current market value of $156,164,043, in securities restricted as to resale.

3 Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.

4 For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

Details of open reverse repurchase agreements are disclosed in Note 4 in the Notes to Financial Statements.

KEY TO ABBREVIATIONS
CABCO	—	Corporate Asset Backed Corporation	PPLUS	—	Preferred Plus
CORTS	—	Corporate Backed Trust Securities	SATURNS	—	Structured Asset Trust Unit Repackagings

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
June 30, 2004

		Investment	Preferred
	Advantage Term	Quality	Opportunity
	Trust[1]	Term Trust[1]	Trust
	(BAT)	(BQT)	(BPP)

Assets
Investments at value[2]	$130,953,910	$425,841,090	$670,407,843
Cash	101,837	72,042	138,171
Receivable from investments sold	—	—	5,082,677
Collateral due from broker	—	—	28,836,388
Income receivable	207,665	2,733,539	9,138,435
Unrealized appreciation on interest rate swaps	—	—	2,787,574
Other assets	31,451	93,710	82,002

	131,294,863	428,740,381	716,473,090

Liabilities
Reverse repurchase agreements	25,349,438	66,762,500	580,500
Payable for investments purchased	—	—	4,847,118
Variation margin payable	—	392,173	225,500
Investments sold short at value[3]	—	—	33,496,404
Interest payable	11,316	32,639	1,501,662
Investment advisory fee payable	43,389	101,472	358,200
Administration fee payable	14,419	29,838	—
Deferred Directors/Trustees fees	21,962	61,681	21,779
Other accrued expenses	144,500	205,629	160,534

	25,585,024	67,585,932	41,191,697

Preferred Shares at Redemption Value
$0.001 par value per share and $25,000 liquidation value per share,
including dividends payable[4]	$—	$—	$220,839,235

Net Assets Applicable to Common Shareholders	$105,709,839	$361,154,449	$454,442,158

Composition of Net Assets Applicable to Common Shareholders:
Par value	$95,107	$368,106	$18,306
Paid-in capital in excess of par	85,799,932	361,790,346	433,517,977
Undistributed net investment income	16,546,091	22,424,306	1,225,450
Accumulated net realized gain (loss)	(6,231,716)	(38,685,761)	6,971,109
Net unrealized appreciation	9,500,425	15,257,452	12,709,316

Net assets applicable to common shareholders, June 30, 2004	$105,709,839	$361,154,449	$454,442,158

Net asset value per common share[5]	$11.11	$9.81	$24.83
[1] Consolidated Statement of Assets and Liabilities
[2] Investments at cost	$121,453,485	$410,052,678	$660,939,990
[3] Proceeds received	—	—	34,365,786
[4] Preferred shares outstanding	—	—	8,832
[5] Common shares outstanding	9,510,667	36,810,639	18,305,777

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (unaudited)
For the six months ended June 30, 2004

		Investment	Preferred
	Advantage Term	Quality	Opportunity
	Trust[1]	Term Trust[1]	Trust
	(BAT)	(BQT)	(BPP)

Investment Income
Interest income	$3,817,250	$7,996,113	$12,956,375
Dividend income	—	—	8,264,628

Total investment income	3,817,250	7,996,113	21,221,003

Expenses
Investment advisory	267,607	1,069,451	2,227,084
Administration	42,817	142,593	—
Transfer agent	7,744	8,918	7,462
Custodian	35,975	66,269	61,025
Reports to shareholders	14,929	39,201	41,682
Directors/Trustees fees	8,512	21,938	28,028
Registration	11,520	15,632	16,344
Independent accountants	21,135	32,259	29,593
Legal	16,364	103,116	26,655
Insurance	4,092	11,997	35,353
Auction agent	—	—	287,969
Miscellaneous	39,552	59,148	25,016

Total expenses excluding interest expense	470,247	1,570,522	2,786,211
Interest expense	134,358	421,707	4,568

Total expenses	604,605	1,992,229	2,790,779
Less fees paid indirectly	(303)	(1,295)	(2,133)

Net expenses	604,302	1,990,934	2,788,646

Net investment income	3,212,948	6,005,179	18,432,357

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,504,309)	(2,209,363)	7,118,985
Futures	9,141	4,042,251	305,471

	(1,495,168)	1,832,888	7,424,456

Net change in unrealized appreciation/depreciation on:
Investments	(1,672,565)	(1,150,382)	(27,567,595)
Futures	—	(530,960)	(230,562)
Interest rate swaps	—	—	3,794,571
Short sales	—	—	869,381

	(1,672,565)	(1,681,342)	(23,134,205)

Net gain (loss)	(3,167,733)	151,546	(15,709,749)

Dividends to Preferred Shareholders from
Net Investment Income	—	—	(1,268,208)

Net Increase in Net Assets Applicable to Common Shareholders
Resulting from Operations	$45,215	$6,156,725	$1,454,400

1 Consolidated Statement of Operations.

See Notes to Financial Statements.

STATEMENTS OF CASH FLOWS (unaudited)
For the six months ended June 30, 2004

		Investment	Preferred
Reconciliation of Net Increase	Advantage	Quality	Opportunity
in Net Assets Resulting from Operations	Term Trust[1]	Term Trust[1]	Trust
to Net Cash Provided by Operating Activities	(BAT)	(BQT)	(BPP)

Net increase in net assets resulting from operations	$45,215	$6,156,725	$1,454,400

Decrease in investments	5,274,149	6,781,836	4,132,082
Net realized loss (gain)	1,495,168	(1,832,888)	(7,424,456)
Decrease in unrealized appreciation/depreciation	1,672,565	1,681,342	23,134,205
Decrease (increase) in receivable for investments sold short	—	(1,009,180)	33,496,404
Increase in interest rate swaps	—	—	(3,794,570)
Decrease in receivable for investments sold	—	1,619,803	1,002,156
Increase in collateral due from broker	—	—	(28,836,388)
Decrease (increase) in interest receivable	(15,443)	436,722	(2,307,004)
Increase in other assets	(6,738)	(26,442)	(34,941)
Decrease in payable for investments purchased	—	—	(2,139,696)
Increase in variation margin payable	—	392,173	163,000
Increase (decrease) in interest payable	(8,041)	(24,671)	524,058
Decrease in investment advisory fee payable	(2,837)	(3,149)	(23,870)
Decrease in administration fee payable	(454)	(421)	—
Increase in deferred Directors/Trustees fees	1,375	4,184	8,759
Increase (decrease) in other accrued expenses	(351,925)	(16,960)	5,041

Total adjustments	8,057,819	8,002,349	17,904,780

Net cash provided by operating activities	$8,103,034	$14,159,074	$19,359,180

Increase (Decrease) in Cash
Net cash provided by operating activities	$8,103,034	$14,159,074	$19,359,180

Cash used for financing activities:
Decrease in reverse repurchase agreements	(4,728,387)	(14,196,675)	(2,905,500)
Decrease in preferred shares at redemption value including dividends payable	—	—	(1,539)
Cash dividends paid to common shareholders	(3,328,715)	(153,501)	(18,305,814)

Net cash used for financing activities	(8,057,102)	(14,350,176)	(21,212,853)

Net increase (decrease) in cash	45,932	(191,102)	(1,853,673)
Cash at beginning of period	55,905	263,144	1,991,844

Cash at end of period	$101,837	$72,042	$138,171

1 Consolidated Statement of Cash Flows.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended June 30, 2004 (unaudited), and for the period1 ended December 31, 2003

	Advantage		Investment Quality		Preferred
	Term Trust[2]		Term Trust[2]		Opportunity Trust
	(BAT)		(BQT)		(BPP)

	2004	2003	2004	2003	2004	2003

Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Operations:
Net investment income	$3,212,948	$7,887,060	$6,005,179	$17,962,660	$18,432,357	$31,539,785
Net realized gain (loss)	(1,495,168)	(5,849,233)	1,832,888	(5,437,776)	7,424,456	(374,554)
Net change in unrealized appreciation/
depreciation	(1,672,565)	(1,198,427)	(1,681,342)	(2,566,191)	(23,134,205)	35,843,521
Dividends and distributions to preferred
shareholders from:
Net investment income	—	—	—	—	(1,268,208)	(1,805,661)
Net realized gains .	—	—	—	—	—	(4,742)

Net increase in net assets applicable to common
shareholders resulting from operations .	45,215	839,400	6,156,725	9,958,693	1,454,400	65,198,349

Dividends and Distributions to
Common Shareholders from:
Net investment income	(2,773,966)	(6,657,165)	(153,501)	(2,454,143)	(15,254,845)	(30,435,478)
Net realized gains .	—	—	—	—	—	(74,051)

Total dividends and distributions .	(2,773,966)	(6,657,165)	(153,501)	(2,454,143)	(15,254,845)	(30,509,529)

Capital Share Transactions:
Net proceeds from the issuance of common
shares	—	—	—	—	—	388,477,506
Net proceeds from the underwriters’
over-allotment option exercised	—	—	—	—	—	47,650,000
Offering costs relating to the issuance
of preferred shares	—	—	—	—	—	(2,597,000)
Reinvestment of common dividends .	—	—	—	—	—	23,277

Net proceeds from capital share transactions .	—	—	—	—	—	433,553,783

Total increase (decrease)	(2,728,751)	(5,817,765)	6,003,224	7,504,550	(13,800,445)	468,242,603

Net Assets Applicable to Common
Shareholders
Beginning of period .	108,438,590	114,256,355	355,151,225	347,646,675	468,242,603	—

End of period	$105,709,839	$108,438,590	$361,154,449	$355,151,225	$454,442,158	$468,242,603

End of period undistributed (distribution in
excess of) net investment income	$16,546,091	$16,107,109	$22,424,306	$16,572,628	$1,225,450	$(683,854)

1 Commencement of investment operations for Preferred Opportunity was February 28, 2003. This information includes the initial investment by BlackRock Funding, Inc. The other Trusts’ statements are for a full year.

2 Consolidated Statement of Changes in Net Assets.

See Notes to Financial Statements

CONSOLIDATED FINANCIAL HIGHLIGHTS

BlackRock Advantage Term Trust (BAT)

	Six Months
	Ended		Year Ended December 31,
	June 30, 2004
	(unaudited)		2003	2002	2001	2000	1999

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.40		$12.01	$11.64	$10.83	$10.04	$11.07

Investment operations:
Net investment income	0.34		0.83	1.19	1.00	0.59	0.59
Net realized and unrealized gain (loss)	(0.34)		(0.74)	(0.18)	0.41	0.80	(1.02)

Net increase (decrease) from investment operations	—		0.09	1.01	1.41	1.39	(0.43)

Dividends from net investment income	(0.29)		(0.70)	(0.64)	(0.60)	(0.60)	(0.60)

Net asset value, end of period	$11.11		$11.40	$12.01	$11.64	$10.83	$10.04

Market price, end of period	$11.02		$11.30	$11.85	$11.15	$9.88	$9.06

TOTAL INVESTMENT RETURN[1]	0.08%		1.25%	12.26%	19.44%	16.28%	(1.58)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.13	% [2]	1.42%	1.82%	2.87%	4.06%	3.60%
Net expenses	1.13	% [2]	1.42%	1.82%	2.87%	4.06%	3.60%
Net expenses excluding interest expense and
excise tax	0.88	% [2]	0.84%	0.86%	0.92%	0.88%	0.91%
Net investment income	6.00	% [2]	7.04%	9.98%	8.78%	5.72%	5.58%
SUPPLEMENTAL DATA:
Average net assets (000)	$107,631		$111,990	$113,632	$108,142	$98,368	$100,534
Portfolio turnover	5%		8%	4%	17%	17%	9%
Net assets, end of period (000)	$105,710		$108,439	$114,256	$110,685	$103,010	$95,443
Reverse repurchase agreements
outstanding, end of period (000)	$25,349		$30,078	$27,874	$34,500	$48,262	$47,039
Asset coverage[3]	$5,170		$4,605	$5,099	$4,208	$3,134	$3,029

1 Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

2 Annualized.

3 Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements

CONSOLIDATED FINANCIAL HIGHLIGHTS

BlackRock Investment Quality Term Trust (BQT)

	Six Months
	Ended		Year Ended December 31,
	June 30, 2004
	(unaudited)		2003	2002	2001	2000	1999

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$9.65		$9.44	$9.39	$9.21	$8.79	$9.56

Investment operations:
Net investment income	0.16		0.49	0.62	0.55	0.51	0.52
Net realized and unrealized gain (loss)	—		(0.21)	(0.17)	0.03	0.36	(0.79)

Net increase (decrease) from investment operations	0.16		0.28	0.45	0.58	0.87	(0.27)

Dividends from net investment income	—		(0.07)	(0.40)	(0.40)	(0.45)	(0.50)

Net asset value, end of period	$9.81		$9.65	$9.44	$9.39	$9.21	$8.79

Market price, end of period	$9.76		$9.62	$9.69	$9.26	$8.75	$7.88

TOTAL INVESTMENT RETURN[1]	1.50%		0.32%	9.14%	10.62%	17.43%	(4.99)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.12	% [2]	1.08%	1.15%	2.34%	3.53%	3.70%
Net expenses	1.12	% [2]	1.08%	1.15%	2.34%	3.53%	3.70%
Net expenses excluding interest expense
and excise tax	0.88	% [2]	0.86%	0.88%	0.88%	0.91%	0.86%
Net investment income	3.37	% [2]	5.14%	6.56%	5.87%	5.79%	5.65%
SUPPLEMENTAL DATA:
Average net assets (000)	$358,442		$349,801	$348,589	$346,413	$324,712	$334,553
Portfolio turnover	129%		188%	17%	32%	25%	81%
Net assets, end of period (000)	$361,154		$355,151	$347,647	$345,704	$338,843	$323,431
Reverse repurchase agreements
outstanding, end of period (000)	$66,763		$80,959	$108,315	$13,498	$135,044	$126,627
Asset coverage[3]	$6,410		$5,387	$4,210	$26,611	$3,509	$3,554

1 Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

2 Annualized.

3 Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

BlackRock Preferred Opportunity Trust (BPP)

	Six Months	For the period
	Ended	February 28, 2003[1]
	June 30, 2004	through
	(unaudited)	December 31, 2003

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$25.58	$23.88 [2]

Investment operations:
Net investment income	1.00	1.72
Net realized and unrealized gain	(0.85)	1.93
Dividends to preferred shareholders from net investment income	(0.07)	(0.10)

Net increase from investment operations	0.08	3.55

Dividends to common shareholders from net investment income	(0.83)	(1.66)

Capital charges with respect to issuance of:
Common shares	—	(0.05)
Preferred shares	—	(0.14)

Total capital charges	—	(0.19)

Net asset value, end of period	$24.83	$25.58

Market price, end of period	$22.15	$24.83

TOTAL INVESTMENT RETURN[3]	(7.62)%	6.28%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Total expenses	1.20%	1.52%
Net expenses	1.20%	1.52%
Net expenses excluding interest expense	1.20%	1.16%
Net investment income before preferred share dividends	7.93%	8.35%
Preferred share dividends	0.55%	0.48%
Net investment income available to common shareholders	7.38%	7.87%
SUPPLEMENTAL DATA:
Average net assets (000)	$467,664	$449,345
Portfolio turnover	36%	98%
Net assets, end of period (000)	$454,442	$468,243
Preferred shares outstanding	$220,800	$220,841
Reverse repurchase agreements outstanding, end of period (000)	$581	$3,486
Asset coverage per preferred share, end of period	$76,458	$78,021

1 Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2 Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.

3 Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

4 Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1. Organization & Accounting Policies

The BlackRock Advantage Term Trust Inc. (“Advantage”) and The BlackRock Investment Quality Term Trust Inc. (“Investment Quality”), each a Maryland corporation, are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. BlackRock Preferred Opportunity Trust (“Preferred Opportunity”), a Delaware statutory trust (collectively with Advantage and Investment Quality, the “Trusts”), is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

     Advantage and Investment Quality each transferred, on October 31, 1998, and July 31, 2001, respectively, a substantial portion of their total assets to 100% owned regulated investment company subsidiaries called BAT Subsidiary, Inc. and BQT Subsidiary, Inc., respectively. The financial statements and these notes to the financial statements for Advantage and Investment Quality are consolidated and include the operations of both Advantage and Investment Quality and their respective wholly owned subsidiary after elimination of all intercompany transactions and balances.

     The Boards of Directors of Advantage and Investment Quality each adopted a Plan of Liquidation and Dissolution (each a “Plan”) effective January 2, 2004, and January 2, 2003, respectively. Pursuant to the terms of each Plan, the respective Board of Directors shall oversee the complete liquidation and winding up of Advantage and Investment Quality in an orderly fashion prior to December 31, 2005, and December 31, 2004, respectively.

The following is a summary of significant accounting policies followed by the Trusts.

Investment Valuation: The Trusts value most of their investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of each Trust’s Board (the “Board”) of Directors/Trustees (the “Trustees”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Exchange-traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Each Trust records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax.

Repurchase Agreements: In connection with transactions in repurchase agreements, a Trust’s custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Trust may be delayed or limited.

Option Writing/Purchasing: When a Trust writes or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or a loss on investment transactions. A Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Options, when used by the Trusts, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of “one” means that a portfolio’s or a security’s price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

     Option writing and purchasing may be used by the Trusts as an attempt to manage the duration of positions, or collections of positions, so that changes in interest rates do not adversely affect the targeted duration of the portfolio unexpectedly. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put or call options can be purchased or sold to effectively help manage the targeted duration of the portfolio.

     The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that a Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that a Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

Interest Rate Swaps: In an interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

     During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

     The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Swap Options: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or loss on investment transactions.

     The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

     Swap options may be used by the Trusts to manage the duration of the Trusts’ portfolios in a manner similar to more generic options described above.

Interest Rate Caps: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

     Interest rate caps are intended to both manage the duration of the Trusts’ portfolios and their exposure to changes in short-term interest rates. Owning interest rate caps reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which the Trusts experience primarily in the form of leverage.

     The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trusts do not anticipate non-performance by any counterparty.

     Transaction fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

Interest Rate Floors: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

     Interest rate floors are used by the Trusts to both manage the duration of the portfolios and their exposure to changes in short-term interest rates. Selling interest rate floors reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The Trusts’ leverage provides extra income in a period of falling rates. Selling floors reduces some of that extra income by partially monetizing it as an up front payment which the Trusts receive.

     The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trusts do not anticipate non-performance by any counterparty.

     Transaction fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

     Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Short Sales: The Trusts may make short sales of securities as a method of managing potential price declines in similar securities owned. When a Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trusts may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which a Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Security Lending: The Trusts may lend their portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Trusts may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Trusts receive compensation for lending their securities in the form of interest on the loan. The Trusts also continue to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the accounts of the Trusts. The Trusts did not enter into any security lending transactions during the period ended June 30, 2004.

Segregation: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Trust segregate assets in connection with certain investments (e.g., when issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s (excluding Preferred Opportunity) intention to continue, and Preferred Opportunity intends to elect, to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of their taxable income to shareholders. Therefore, no Federal income tax provisions are required. As part of a tax planning strategy, Advantage and Investment Quality may retain a portion of their taxable income and pay excise tax on the undistributed amounts.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end funds selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

     The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Note 2. Agreements

Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to Preferred Opportunity. BlackRock, Inc. is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc. The Investment Management Agreement for Preferred Opportunity covers both investment advisory and administration services. Each Advantage and Investment Quality has an Administration Agreement with the Advisor.

     Each Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.50% for Advantage and 0.60% for Investment Quality, of each Trust’s average weekly net assets and 0.65% for Preferred Opportunity of the Trust’s average weekly managed assets. The administration fee paid to the Advisor is computed weekly and payable monthly based on an annual rate of 0.08% for Advantage and Investment Quality based on each Trust’s average weekly net assets.

     Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, occupancy and certain clerical and accounting costs for each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for certain operational support services provided to each Trust.

     Pursuant to the terms of their custody agreements, each Trust received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, for the six months ended June 30, 2004, aggregated as follows:

Trust	Purchases	Sales

Advantage	$4,758,714	$6,558,271
Investment Quality	497,145,345	770,258,688
Preferred Opportunity	235,681,965	248,546,527

Purchases and sales of U.S. government securities for the six months ended June 30, 2004 aggregated as follows:

Trust	Purchases	Sales

Advantage	$1,096,813	$—
Investment Quality	—	5,400,000
Preferred Opportunity	5,119,511	4,457,375

     A Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage related securities containing loans or mortgages originated by PNC Bank or its affiliates, including Midland Loan Services, Inc., all of which are affiliates of the Advisor. It is possible under certain circumstances, that Midland Loan Services, Inc., or its affiliates, could have interests that are in conflict with the holders of these mortgage backed securities, and such holders could have rights against Midland Loan Services, Inc. or its affiliates.

     At June 30, 2004, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by each Trust were as follows:

Trust	Cost	Appreciation	Depreciation	Net

Advantage	$121,513,325	$10,362,197	$921,612	$9,440,585
Investment Quality	410,052,678	28,169,806	12,381,394	15,788,412
Preferred Opportunity	626,574,204	21,478,842	11,141,607	10,337,235

For Federal income tax purposes, the following Trusts had capital loss carryforwards at June 30, 2004:

	Capital Loss			Capital Loss
Trust	Carryforward Amount	Expires	Trust	Carryforward Amounts	Expires

Advantage	$98,294	2005	Investment Quality	$1,498,011	2005
	81,418	2008		9,901,383	2007
	253,874	2010		6,843,565	2008
	83,667	2011		3,059,351	2009
				1,548,342	2010
	$517,253
				$22,850,652

     Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its carryforward amounts.

Details of open financial futures contracts at June 30, 2004 were as follows:

						Unrealized
	Number of		Expiration	Value at	Value at	Appreciation
	Contracts	Type	Date	Trade Date	June 30, 2004	(Depreciation)

Long Position:
Investment Quality	814	10 Yr. U.S. T-Note	Sept ’04	$88,981,322	$88,993,093	$11,771

Short Positions:
Investment Quality	500	5 Yr. U.S. T-Note	Sept ’04	54,280,025	54,343,746	(63,721)
	1000	30 Yr. U.S. T-Bond	Sept ’04	105,895,990	106,375,000	(479,010)

						$(542,731)

Preferred Opportunity	451	5 Yr. U.S. T-Note	Sept ’04	48,602,560	49,018,053	$(415,493)

Details of open interest rate swaps at June 30, 2004, were as follows:

	Notional
	Amount	Fixed	Floating	Termination	Unrealized
Trust	(000)	Rate	Rate	Date	Appreciation

Preferred Opportunity	$85,000	4.74%	3-month LIBOR	11/17/13	$1,053,871
	40,000	5.39	3-month LIBOR	10/10/23	1,733,703

					$2,787,574

Preferred Opportunity pays a fixed interest rate and receives a floating rate.

Note 4. Borrowings

Reverse Repurchase Agreements: The Trusts may enter into reverse repurchase agreements with qualified, third-party broker-dealers as determined by and under the direction of each Trust’s Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement. Details of open reverse repurchase agreements and their respective underlying collateral at June 30, 2004, are below.

Details of open reverse repurchase agreements at June 30, 2004, were as follows:

	Corresponding
	Underlying
	Collateral	Counter		Trade	Maturity	Net Closing
Trust	(See chart below)	Party	Rate	Date	Date	Amount	Par

Advantage	1	Lehman Brothers	1.80%	6/30/04	7/01/04	$294,015	$294,000
	2	Barclays Capital, Inc.	0.60	6/30/04	7/01/04	1,112,644	1,112,625
	3	Citigroup Global Markets, Inc.	1.20	6/30/04	7/01/04	1,473,612	1,473,563
	4	Citigroup Global Markets, Inc.	1.40	6/30/04	7/01/04	780,030	780,000
	5	Lehman Brothers	1.07	6/08/04	7/02/04	684,738	684,250
	6	Lehman Brothers	1.13	6/21/04	7/08/04	4,389,704	4,387,500
	7	Lehman Brothers	1.21	6/14/04	7/16/04	16,635,373	16,617,500

							$25,349,438

Investment Quality	8	Lehman Brothers	1.09	6/14/04	7/06/04	29,832,358	29,812,500
	9	Lehman Brothers	1.18	6/14/04	7/08/04	551,433	551,000
	10	Lehman Brothers	1.20	6/16/04	7/09/04	36,425,693	36,399,000

							$66,762,500

Preferred Opportunity	11	Lehman Brothers	0.60	6/30/04	7/01/04	580,510	$580,500

Details of underlying collateral for open reverse repurchase agreements at June 30, 2004, were as follows:

	Corresponding
	Reverse
	Repurchase
	Agreement			Maturity	Original	Current	Market
Trust	(See chart above)	Description	Rate	Date	Face	Face	Value

Advantage	1	Resolution Funding Corp.	0.00%	7/15/05	$300,000	$300,000	$293,754
	2	U.S. Treasury Notes	4.00	2/15/04	1,150,000	1,150,000	1,095,916
	3	U.S. Treasury Notes	3.50	11/15/06	1,450,000	1,450,000	1,468,748
	4	U.S. Treasury Bonds	0.00	8/15/05	800,000	800,000	780,770
	5	Resolution Funding Corp.	0.00	7/15/05	700,000	700,000	685,426
	6	U.S. Treasury Bonds	0.00	8/15/05	4,500,000	4,500,000	4,391,829
	7	Resolution Funding Corp.	0.00	7/15/05	17,000,000	17,000,000	16,646,060

							$25,362,503

Investment Quality	8	U.S. Treasury Notes	0.00	11/15/04	30,000,000	30,000,000	29,829,000
	9	Federal National Mortgage Assoc.	6.50	2/01/29	4,000,000	552,930	577,257
	10	Federal National Mortgage Assoc.	4.00	3/25/10	46,100,000	30,944,000	31,082,939
	10	Federal Home Loan Mortgage Corp.	4.00	5/15/10	8,000,000	5,455,000	5,484,348

							$66,973,544

Preferred Opportunity	11	U.S. Treasury Notes	4.00	2/15/14	600,000	600,000	$571,782

     The average daily balance and weighted average interest rate of reverse repurchase agreements during the period ended June 30, 2004, were as follows:

	Average Daily	Weighted Average
Trust	Balance	Interest Rate

Advantage	$25,291,859	1.07%
Investment Quality	75,803,835	1.12
Preferred Opportunity	542,255	1.69

Dollar Rolls: The Trusts may enter into dollar rolls in which a Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trusts forgo principal and interest paid on the securities. The Trusts will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date. The Trusts did not enter into any dollar roll transactions during the six months ended June 30, 2004.

Note 5. Distributions to Shareholders

The tax character of distributions paid by the parent during the six months ended June 30, 2004, and the period ended December 31, 2003, were as follows:

	Six months ended June 30, 2004

	Ordinary	Long-term	Total
Distributions Paid From:	Income	Gains	Distributions

Advantage*	$2,773,966	$—	$2,773,966
Investment Quality*	6,171,327	—	6,171,327
Preferred Opportunity	16,523,052	—	16,523,052

	Period ended December 31, 2003

	Ordinary	Long-term	Return	Total
	Income	Capital Gains	of Capital	Distributions

Advantage*	$6,657,165	$—	$—	$6,657,165
Investment Quality*	2,454,143	—	—	2,454,143
Preferred Opportunity	32,241,139	78,793	—	32,319,932

As of June 30, 2004, the components of distributable earnings of the parent on a tax basis were as follows:

	Undistributed	Undistributed
	Ordinary	Long-term	Unrealized Net
	Income	Gains	Appreciation

Advantage*	$7,276,364	$—	$3,028,139
Investment Quality*	1,658,252	—	—
Preferred Opportunity	7,494,339	490,938	12,939,878

*The Trust is currently under a plan of liquidation. Shareholders should consult their tax advisor as to the proper tax treatment of distribution from the Trust.

Note 6. Capital

There are 200 million of $0.01 par value common shares authorized for Advantage and Investment Quality. There are an unlimited number of $0.001 par value common shares authorized for Preferred Opportunity. At June 30, 2004, the common shares outstanding and the shares owned by affiliates of the Advisor of each Trust were as follows:

	Common Shares	Common Shares
Trust	Outstanding	Owned

Advantage	9,510,667	—
Investment Quality	36,810,639	—
Preferred Opportunity	18,305,777	—

     There were no transactions in common shares of beneficial interest for the six months ended June 30, 2004. Transactions in common shares of beneficial interest from February 28, 2003 (commencement of investment operations) through December 31, 2003, for Preferred Opportunity, were as follows:

	Shares from

	Initial	Underwriters’ Exercising	Reinvestment	Net Increase in
Trust	Public Offering	the Over-allotment Option	of Dividends	Shares Outstanding

Preferred Opportunity	16,304,817	2,000,000	960	18,305,777

     During the period February 28, 2003 (commencement of investment operations) through December 31, 2003, Preferred Opportunity issued 960 common shares, under the terms of its Dividend Reinvestment Plan. During the six months ended June 30, 2004, there were no additional shares issued under the terms of the Trusts’ Dividend Reinvestment Plans.

     Offering costs of $900,000 ($0.05 per common share) incurred in connection with Preferred Opportunity’s offering of common shares have been charged to paid-in capital in excess of par of the common shares.

     As of June 30, 2004, Preferred Opportunity had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares

Preferred Opportunity	T7	2,944
	W7	2,944
	R7	2,944

     Underwriting discounts of $2,208,000 ($0.12 per common share) and offering costs of $389,000 ($0.02 per common share) incurred in connection with the preferred share offering have been charged to paid-in capital in excess of par of the common shares.

     Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. The dividend range on the preferred shares for Preferred Opportunity for the six months ended June 30, 2004, was 1.00% to 1.54%.

     Preferred Opportunity may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares and any other borrowings would be less than 200%. The preferred shares are redeemable at the option of Preferred Opportunity, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of Preferred Opportunity, as set forth in Preferred Opportunity’s Declaration of Trust, are not satisfied. The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for Preferred Opportunity. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions and (c) change the nature of its business so as to cease to be an investment company.

Note 7. Dividends

Subsequent to June 30, 2004, each Board of Advantage and Preferred Opportunity declared dividends from undistributed earnings per common share payable July 30, 2004, to shareholders of record on July 13, 2004. The per share common dividends declared were as follows:

Common Dividend
Trust	Per Share

Advantage	$0.058333
Preferred Opportunity	0.166667

The dividends declared on preferred shares for the period July 1, 2004 to July 31, 2004, for Preferred Opportunity were as follows:

		Dividends
Trust	Series	Declared

Preferred Opportunity	T7	$89,203
	W7	100,361
	R7	111,784

DIVIDEND REINVESTMENT PLANS

     Pursuant to each Trust’s respective Dividend Reinvestment Plan (the “Plan”), shareholders of Advantage and Investment Quality may elect, while shareholders of Preferred Opportunity are automatically enrolled, to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

     After Advantage and/or Investment Quality declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). These Trusts will not issue any new shares under the Plan.

     After Preferred Opportunity declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

     Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

     The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

     Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commisson. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021 or (800) 699-1BFM.

ADDITIONAL INFORMATION (Unaudited)

     The Joint Annual Meeting of Shareholders was held on May 26, 2004, to elect a certain number of Directors/Trustees for each of the following Trusts to three year terms, expiring in 2007 for Preferred Opportunity and expiring on the expected termination date for Advantage and Investment Quality:

Advantage

Elected the Class I Directors as follows:

Director	Votes for	Votes Withheld

Richard E. Cavanagh	7,649,686	92,310
James Clayburn La Force, Jr.	7,636,881	105,115

Investment Quality

Elected the Class III Directors as follows:

Director	Votes for	Votes Withheld

Andrew F. Brimmer	28,431,304	264,770
Kent Dixon	28,434,824	261,250
Robert S. Kapito	28,430,584	265,490

Preferred Opportunity

Elected the Class I Trustees as follows:

Trustee	Votes for	Votes Withheld

Richard E. Cavanagh[1]	5,701	79
James Clayburn La Force, Jr.	14,300,002	178,541

1 Voted on by holders of preferred shares only.

     There have been no material changes in the Trusts’ investment objectives or policies that have not been approved by the shareholders or to their charters or by-laws or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

     Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/funds/cefunds/index.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

     Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor; Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Henry Gabbay and Anne Ackerley—Managing Directors of the Advisor and the Sub-Advisor, Richard M. Shea and James Kong—Managing Directors of the Sub-Advisor, Vincent B. Tritto—Director of the Sub-Advisor, and Brian P. Kindelan—Director of the Advisor.

BlackRock Closed-End Funds

Directors/Trustees	Transfer Agent
Ralph L. Schlosstein, Chairman	EquiServe Trust Company, N.A.
Andrew F. Brimmer	250 Royall Street
Richard E. Cavanagh	Canton, MA 02021
Kent Dixon	(800) 699-1BFM
Frank J. Fabozzi
Robert S. Kapito	Auction Agent[1]
James Clayburn La Force, Jr.	Bank of New York
Walter F. Mondale	100 Church Street, 8th Floor
New York, NY 10286
Officers
Robert S. Kapito, President	Independent Accountants
Henry Gabbay, Treasurer	Deloitte & Touche LLP
Anne Ackerley, Vice President	200 Berkeley Street
Richard M. Shea, Vice President/Tax	Boston, MA 02116
James Kong, Assistant Treasurer
Vincent B. Tritto, Secretary	Legal Counsel
Brian P. Kindelan, Assistant Secretary	Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
Investment Advisor	New York, NY 10036
BlackRock Advisors, Inc.
100 Bellevue Parkway	Legal Counsel – Independent Directors/Trustees
Wilmington, DE 19809	Debevoise & Plimpton LLP
(800) 227-7BFM	919 Third Avenue
New York, NY 10022
Sub-Advisor[1]
BlackRock Financial Management, Inc.	This report is for shareholder information. This is not a prospectus
40 East 52nd Street	intended for use in the purchase or sale of Trust shares.
New York, NY 10022	Statements and other information contained in this report are as dated and are subject to change.
Custodian
State Street Bank and Trust Company	BlackRock Closed-End Funds
225 Franklin Street	c/o BlackRock Advisors, Inc.
Boston, MA 02110	100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

[1] For Preferred Opportunity only.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800)227-7BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting procedures, without charge, by calling (800) 699-1236. These policies and procedures are also available on the website of the Securities and Exchange Commission at http://www.sec.gov.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CLF-SEMI-5

Item 2. Code of Ethics.
Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.

Item 6. Schedule of Investments.
Not applicable for reports for periods ending on or before July 9, 2004.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.
Not applicable for semi-annual reports.

Item 8. Purchases of Equity Securities by Closed-End Management Company and
Affiliated Purchasers.
Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 10. Controls and Procedures.
(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of a date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.
(a)(1) Not applicable.

(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The BlackRock BQT Subsidiary Inc.

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	September 8, 2004

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	September 8, 2004

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	September 8, 2004